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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22438

Voya Emerging Markets High Dividend Equity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Emerging Markets High Dividend Equity Fund

The schedules are not audited.

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 92.6%
		Brazil: 8.8%
193,119	@	Banco Santander Brasil S.A.	$1,305,965	0.5
652,059	@	BM&F Bovespa S.A.	3,248,216	1.2
355,780	@	Cia de Saneamento Basico do Estado de Sao Paulo	3,493,800	1.3
430,712		Cia Energetica de Minas Gerais ADR	3,023,598	1.2
169,583		Itau Unibanco Holding S.A.	2,640,296	1.0
278,633	@	Petroleo Brasileiro SA ADR	4,159,990	1.6
111,850	@	Porto Seguro SA	1,570,683	0.6
82,549		Telefonica Brasil SA	1,661,813	0.6
111,154	@	Totvs S.A.	1,964,781	0.8
			23,069,142	8.8

		Chile: 2.6%
129,578		Banco Santander Chile ADR	3,252,408	1.3
10,431,463		Enersis SA	3,398,427	1.3
			6,650,835	2.6

		China: 18.3%
908,000		BOC Hong Kong Holdings Ltd.	2,737,012	1.1
2,176,000	@	China BlueChemical Ltd.	1,166,320	0.5
4,816,000		China Communications Services Corp., Ltd.	2,288,757	0.9
6,380,000		China Construction Bank	4,693,333	1.8
68,385		China Mobile Ltd. ADR	3,354,968	1.3
3,671,200		China Petroleum & Chemical Corp.	3,319,922	1.3
1,960,000		China Resources Power Holdings Co.	5,159,615	2.0
7,276,000		China Shanshui Cement Group Ltd.	2,655,036	1.0
1,048,000		China Shineway Pharmaceutical Group Ltd.	1,921,062	0.7
1,282,000	@	China Unicom Ltd.	1,917,286	0.7
1,975,000	@	CNOOC Ltd.	3,385,137	1.3
2,386,000		Harbin Electric Co. Ltd.	1,424,158	0.5
7,200,768		Industrial and Commercial Bank of China Ltd.	4,695,233	1.8
1,246,000	@	Jiangsu Expressway Co. Ltd.	1,498,160	0.6
4,704,500		Parkson Retail Group Ltd.	1,391,008	0.5
878,000		Shanghai Industrial Holdings Ltd.	2,715,923	1.0
3,483,000		Zhejiang Expressway Co., Ltd.	3,453,173	1.3
			47,776,103	18.3

		Czech Republic: 2.2%
105,814		CEZ A/S	3,098,948	1.2
11,369	@	Komercni Banka AS	2,621,059	1.0
			5,720,007	2.2

		Greece: 0.8%
562,696	@	National Bank of Greece SA	2,014,442	0.8

		Hong Kong: 3.6%
657,200		AIA Group Ltd.	3,299,578	1.2
34,950,000		Emperor Watch & Jewellery Ltd.	2,530,310	1.0
1,146,000		Hang Lung Properties Ltd.	3,643,449	1.4
			9,473,337	3.6

		Hungary: 0.7%
1,189,307	@	Magyar Telekom Telecommunications PLC	1,757,331	0.7

		India: 6.3%
485,073		Bharat Heavy Electricals Ltd.	1,989,174	0.8
535,299		Coal India Ltd.	3,362,269	1.3
1,487,772		NTPC Ltd.	4,042,128	1.5
491,845		Oil & Natural Gas Corp., Ltd.	3,148,766	1.2
414,522		Oriental Bank Of Commerce	2,378,568	0.9
102,808		Punjab National Bank	1,644,007	0.6
			16,564,912	6.3

		Indonesia: 1.0%
4,477,000		Indofood Sukses Makmur Tbk PT	2,622,388	1.0

		Malaysia: 3.4%
2,299,221		Berjaya Sports Toto BHD	2,734,332	1.0
1,769,700		IJM Corp. Bhd	3,686,925	1.4
1,647,300	@	IOI Corp. Bhd	2,528,637	1.0
			8,949,894	3.4

		Mexico: 2.4%
1,164,375		Grupo Financiero Santander Mexico SAB de CV	3,122,751	1.2
108,613		Southern Copper Corp.	3,227,978	1.2
			6,350,729	2.4

		Panama: 0.9%
87,577	@	Banco Latinoamericano de Comercio Exterior SA	2,341,809	0.9

		Poland: 3.3%
296,800	@	Energa SA	1,847,938	0.7
285,352	@	PGE SA	1,970,717	0.8
121,932	@	Powszechna Kasa Oszczednosci Bank Polski S.A.	1,632,711	0.6
20,560		Powszechny Zaklad Ubezpieczen SA	3,026,981	1.2
			8,478,347	3.3

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2014 (Unaudited) (Continued)

		Qatar: 1.7%
145,462	@	Commercial Bank of Qatar	2,871,743	1.1
31,074	@	Industries Qatar QSC	1,615,027	0.6
			4,486,770	1.7

		Russia: 6.7%
269,241		CTC Media, Inc.	2,738,181	1.1
568,249		Gazprom OAO ADR	4,631,798	1.8
6,995		Lukoil OAO ADR	396,204	0.1
52,203		Lukoil OAO	2,945,219	1.1
189,359	@	Mobile Telesystems OJSC ADR	3,501,248	1.3
154,970	@	Phosagro OAO GDR	1,807,702	0.7
172,096	@	Severstal	1,453,436	0.6
			17,473,788	6.7

		Singapore: 1.0%
148,000		United Overseas Bank Ltd.	2,664,292	1.0

		South Africa: 5.2%
115,933	@	Barclays Africa Group Ltd.	1,689,012	0.6
166,491		Foschini Group Ltd./The	1,780,522	0.7
161,126		MTN Group Ltd.	3,398,828	1.3
1,117,561	@	PPC Ltd.	3,436,151	1.3
253,058	@	Standard Bank Group Ltd.	3,389,591	1.3
			13,694,104	5.2

		South Korea: 11.7%
136,502		Hite Jinro Co. Ltd.	2,893,412	1.1
108,590		Hyundai Marine & Fire Insurance Co., Ltd.	3,084,265	1.2
9,049		Hyundai Motor Co.	1,995,457	0.8
8,851		Hyundai Motor Co.- Series 2	1,312,738	0.5
110,830		Kangwon Land, Inc.	3,311,934	1.3
83,120	@	KB Financial Group, Inc.	2,826,463	1.1
41,884		KT&G Corp.	3,407,540	1.3
11,635		POSCO	3,298,458	1.2
2,035	@	Samsung Electronics Co., Ltd.	2,882,728	1.1
72,070		Shinhan Financial Group Co., Ltd.	3,150,711	1.2
23,586		SK Innovation Co. Ltd.	2,466,529	0.9
			30,630,235	11.7

		Sweden: 1.1%
29,634	@	Millicom International Cellular S.A.	2,739,603	1.1

		Taiwan: 9.7%
695,959		Cheng Uei Precision Industry Co., Ltd.	1,334,226	0.5
4,459,390	@	CTBC Financial Holding Co. Ltd	2,844,202	1.1
216,083		MediaTek, Inc.	3,514,402	1.3
4,047,466		Mega Financial Holdings Co., Ltd.	3,382,485	1.3
1,599,700		Powertech Technology, Inc.	3,088,888	1.2
1,133,000		Quanta Computer, Inc.	3,051,148	1.2
1,597,000		Taiwan Semiconductor Manufacturing Co., Ltd.	6,400,772	2.4
1,235,000		TXC Corp.	1,830,981	0.7
			25,447,104	9.7

		Thailand: 1.2%
259,300		PTT PCL	2,324,155	0.9
79,500		PTT PCL-Foreign	712,574	0.3
			3,036,729	1.2

	Total Common Stock
	(Cost $237,996,895)		241,941,901	92.6

PREFERRED STOCK: 4.2%
	Brazil: 1.9%
253,329	Gerdau SA	1,515,247	0.6
309,423	Vale SA	3,556,507	1.3
		5,071,754	1.9

	Russia: 0.9%
1,202,255	Sberbank of Russia	2,366,766	0.9

	South Korea: 1.4%
3,392	Samsung Electronics Co., Ltd.	3,689,319	1.4

	Total Preferred Stock
	(Cost $11,409,865)	11,127,839	4.2

	Total Long-Term Investments
	(Cost $249,406,760)	253,069,740	96.8

SHORT-TERM INVESTMENTS: 3.2%
	Mutual Funds: 3.2%
8,251,340	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $8,251,340)	8,251,340	3.2

	Total Short-Term Investments
	(Cost $8,251,340)	8,251,340	3.2

	Total Investments in Securities (Cost $257,658,100)	$261,321,080	100.0
	Liabilities in Excess of Other Assets	(86,025)	–
	Net Assets	$261,235,055	100.0

††	Rate shown is the 7-day yield as of May 31, 2014.
@	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Cost for federal income tax purposes is $260,130,231.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$23,287,969
Gross Unrealized Depreciation	(22,097,120)

Net Unrealized Appreciation	$1,190,849

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2014 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financials	29.9%
Energy	11.8
Information Technology	10.6
Utilities	10.0
Materials	8.4
Telecommunication Services	7.9
Consumer Discretionary	6.9
Industrials	6.2
Consumer Staples	4.4
Health Care	0.7
Short-Term Investments	3.2
Liabilities in Excess of Other Assets	–
Net Assets	100.0%

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2014
Asset Table
Investments, at fair value
Common Stock
Brazil	$23,069,142	$–	$–	$23,069,142
Chile	6,650,835	–	–	6,650,835
China	3,354,968	44,421,135	–	47,776,103
Czech Republic	–	5,720,007	–	5,720,007
Greece	–	2,014,442	–	2,014,442
Hong Kong	–	9,473,337	–	9,473,337
Hungary	–	1,757,331	–	1,757,331
India	–	16,564,912	–	16,564,912
Indonesia	–	2,622,388	–	2,622,388
Malaysia	–	8,949,894	–	8,949,894
Mexico	6,350,729	–	–	6,350,729
Panama	2,341,809	–	–	2,341,809
Poland	1,847,938	6,630,409	–	8,478,347
Qatar	–	4,486,770	–	4,486,770
Russia	10,871,227	6,602,561	–	17,473,788
Singapore	–	2,664,292	–	2,664,292
South Africa	–	13,694,104	–	13,694,104
South Korea	3,407,540	27,222,695	–	30,630,235
Sweden	–	2,739,603	–	2,739,603
Taiwan	–	25,447,104	–	25,447,104
Thailand	–	3,036,729	–	3,036,729
Total Common Stock	57,894,188	184,047,713	–	241,941,901
Preferred Stock	5,071,754	6,056,085	–	11,127,839
Short-Term Investments	8,251,340	–	–	8,251,340
Total Investments, at fair value	$71,217,282	$190,103,798	$–	$261,321,080
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(911,924)	$–	$(911,924)
Total Liabilities	$–	$(911,924)	$–	$(911,924)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2014 (Unaudited) (Continued)

Voya Emerging Markets High Dividend Equity Fund Written OTC Options on May 31, 2014:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
605,700	Citigroup, Inc.	Call on iShares MSCI Emerging Markets Index Fund	41.650	USD	06/06/14	$481,380	$(619,846)
608,900	Morgan Stanley	Call on iShares MSCI Emerging Markets Index Fund	42.969	USD	06/20/14	482,553	(292,078)
			Total Written OTC Options			$963,933	$(911,924)

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Liability Derivatives	Instrument Type

Equity contracts	Written options	$911,924
Total Liability Derivatives		$911,924

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if at May 31, 2014:

	Citigroup, Inc.	Morgan Stanley	Totals
Liabilities:
Written options	$619,846	$292,078	$911,924
Total Liabilities	$619,846	$292,078	$911,924

Net OTC derivative instruments by counterparty, at fair value	$(619,846)	$(292,078)	(911,924)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$(619,846)	$(292,078)	$(911,924)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Emerging Markets High Dividend Equity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 24, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 24, 2014